SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of estimated useful lives
Equipment	5 Years

Furniture and Fixtures	5 Years

Leasehold Improvement	3 Years

Construction in Progress	7 Years

Schedule of basic loss and diluted loss per share
	Year Ended December 31,
	2016	2015

Net loss attributable to stockholders	$(280,802)	$(93,551)
Weighted average number of common shares - Basic and Diluted	5,850,821	5,503,068
Net loss per common share - Basic and Diluted	$(0.05)	$(0.02)